Cash and Cash Equivalents - Summary of Reconciliation Between Amount of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands		Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Cash and cash equivalents if different from statement of financial position [abstract]
Cash and cash equivalents in the statement of financial position		€ 62,131	€ 55,035	€ 64,981
Bank overdrafts repayable on demand		(1,762)	0	(4,416)
Cash and cash equivalents in the statement of cash flows	[1]	€ 60,369	€ 55,035	€ 60,565

[1]	As at December 31, 2018 and 2017 cash and cash equivalents includes bank overdrafts of 1,762 and nil, respectively, that are repayable on demand and form an integral part of the Group's cash management.